UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks † — 115.1%

Information Technology — 26.1%
Accenture PLC (Ireland) - Class A	25,631	$2,401,368
Apple, Inc.	11,045	1,374,329
ARRIS Group, Inc.*	10,305	297,764
Automatic Data Processing, Inc.	7,516	643,670
Booz Allen Hamilton Holding Corp.	11,116	321,697
Cisco Systems, Inc.	91,178	2,509,674
Computer Sciences Corp.	4,925	321,504
DST Systems, Inc.	19,644	2,174,787
Electronic Arts, Inc.*	4,280	251,728
Hewlett-Packard Co.	58,044	1,808,651
Intel Corp.	69,486	2,172,827
Micron Technology, Inc.*	41,936	1,137,724
Microsoft Corp.	55,287	2,247,694
Seagate Technology PLC (Ireland)	13,789	717,442
Symantec Corp.	8,842	206,593
Xerox Corp.	52,759	677,953
		19,265,405

Health Care — 17.1%
AbbVie, Inc.	6,011	351,885
Actavis PLC (Ireland)*	455	135,417
Amgen, Inc.	10,872	1,737,889
Becton Dickinson and Co.	16	2,297
Biogen Idec, Inc.*	1,732	731,320
Cardinal Health, Inc.	16,771	1,513,918
Eli Lilly & Co.	31,604	2,296,031
Gilead Sciences, Inc.*	8,932	876,497
Hospira, Inc.*	256	22,487
Johnson & Johnson	31,414	3,160,248
Merck & Co., Inc.	26,749	1,537,533
Pfizer, Inc.	6,189	215,315
		12,580,837

Financials — 16.4%
Ally Financial, Inc.*	38,334	804,247
American International Group, Inc.	25,291	1,385,694
Ameriprise Financial, Inc.	7,468	977,113
CBRE Group, Inc. - Class A*	28,741	1,112,564
Chimera Investment Corp. REIT	175,213	550,169
Host Hotels & Resorts, Inc. REIT	23,094	466,037
Jones Lang LaSalle, Inc.	6,042	1,029,557
JPMorgan Chase & Co.	39,764	2,408,903
Lazard Ltd. - Class A	12,782	672,205
Macerich Co. (The) REIT	149	12,565
MBIA, Inc.*	50,322	467,995
MFA Financial, Inc. REIT	24,970	196,264
Regions Financial Corp.	29,570	279,436
Synovus Financial Corp.	8,206	229,850
Voya Financial, Inc.	33,323	1,436,555
Wells Fargo & Co.	1,703	92,643
		12,121,797

Consumer Discretionary — 14.2%
Best Buy Co., Inc.	11,682	441,463
Big Lots, Inc.	11,086	532,461
Comcast Corp. - Class A	9,896	558,827
Delphi Automotive PLC (United Kingdom)	2,019	160,995
Dillard's, Inc. - Class A	982	134,053
DIRECTV*	1,933	164,498
Discovery Communications, Inc.-Class A*	4,740	145,802
Expedia, Inc.	162	15,249
Gannett Co., Inc.	41,271	1,530,329
Home Depot, Inc. (The)	871	98,954
Interpublic Group of Cos, Inc. (The)	78,093	1,727,417
Lamar Advertising Co.- Class A, REIT	25,187	1,492,833
Macy's, Inc.	14,264	925,876
Marriott International, Inc. - Class A	13,327	1,070,425
Target Corp.	14,161	1,162,193
Time Warner Cable, Inc.	1,016	152,278
Twenty-First Century Fox, Inc., Class A	5,450	184,428
		10,498,081

Industrials — 12.3%
3M Co.	1,675	276,291
Avis Budget Group, Inc.*	8,005	472,415
CH Robinson Worldwide, Inc.	3,433	251,364
General Electric Co.	42,849	1,063,084
Lockheed Martin Corp.	11,447	2,323,283
ManpowerGroup, Inc.	17,913	1,543,206
Masco Corp.	35,858	957,409
Orbital ATK, Inc.	5,910	452,883
PACCAR, Inc.	11,288	712,724
Quanta Services, Inc.*	6,863	195,801
Robert Half International, Inc.	8,420	509,578
RR Donnelley & Sons Co.	12,057	231,374
Vectrus, Inc.*	4,070	103,744
		9,093,156

Consumer Staples — 10.5%
Altria Group, Inc.	48,622	2,432,073
Archer-Daniels-Midland Co.	5,153	244,252
CVS Health Corp.	3,852	397,565
Kroger Co. (The)	21,198	1,625,039
Lorillard, Inc.	987	64,500
Pilgrim's Pride Corp.	19,004	429,300
Reynolds American, Inc.	724	49,891
Tyson Foods, Inc. - Class A	5,632	215,706
Wal-Mart Stores, Inc.	27,942	2,298,230
		7,756,556

Energy — 9.0%
Baker Hughes, Inc.	1,119	71,146
Chevron Corp.	355	37,268
ConocoPhillips	19,576	1,218,802
CVR Energy, Inc.	5,026	213,907
Marathon Petroleum Corp.	12,381	1,267,691
Phillips 66	18,112	1,423,603
Targa Resources Corp.	1,232	118,013
Tesoro Corp.	7,022	641,038
Valero Energy Corp.	21,509	1,368,403
World Fuel Services Corp.	2,737	157,323

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks † — 115.1% (Continued)

Energy — (Continued)
WPX Energy, Inc.*	12,757	$139,434
		6,656,628

Telecommunication Services — 3.5%
AT&T, Inc.	20,110	656,592
Verizon Communications, Inc.	39,960	1,943,255
		2,599,847

Materials — 3.2%
Dow Chemical Co. (The)	12,066	578,927
LyondellBasell Industries N.V. - Class A
(Netherlands)	17,344	1,522,803
Sigma-Aldrich Corp.	237	32,765
United States Steel Corp.	10,376	253,174
		2,387,669

Utilities — 2.8%
AES Corp.	1,032	13,261
DTE Energy Co.	4,952	399,577
Public Service Enterprise Group, Inc.	14,989	628,339
Southern Co. (The)	19,609	868,287
Xcel Energy, Inc.	3,161	110,034
		2,019,498
Total Common Stocks		$84,979,474

Investment Fund — 4.5%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	3,294,011	3,294,011

Total Long Positions
(Cost $84,661,653)		$88,273,485

Securities Sold Short — (19.5%)

Common Stocks — (19.5%)

Information Technology — (6.5%)
Advanced Micro Devices, Inc.*	(113,589)	(304,419)
Altera Corp.	(17,414)	(747,235)
FireEye, Inc.*	(6,584)	(258,422)
FLIR Systems, Inc.	(1,411)	(44,136)
HomeAway, Inc.*	(21,306)	(642,802)
IPG Photonics Corp.*	(2,898)	(268,645)
JDS Uniphase Corp.*	(65,027)	(853,154)
Motorola Solutions, Inc.	(4,845)	(323,016)
NetSuite, Inc.*	(382)	(35,434)
Palo Alto Networks, Inc.*	(683)	(99,773)
Pandora Media, Inc.*	(18,160)	(294,374)
SunEdison, Inc.*	(22,246)	(533,904)
Twitter, Inc.*	(5,033)	(252,053)
Zynga, Inc., Class A*	(48,867)	(139,270)
		(4,796,637)

Financials — (4.0%)
American Homes 4 Rent - Class A, REIT	(3,072)	(50,842)
American Realty Capital Properties, Inc., REIT	(20,995)	(206,801)
First Niagara Financial Group, Inc.	(40,603)	(358,931)
Genworth Financial, Inc.- Class A*	(57,806)	(422,562)
Howard Hughes Corp. (The)*	(5,748)	(891,054)
Kilroy Realty Corp., REIT	(5,667)	(431,655)
NorthStar Asset Management Group, Inc. New York	(21,718)	(506,898)
Vornado Realty Trust, REIT	(663)	(74,256)
		(2,942,999)

Energy — (2.8%)
Cheniere Energy, Inc.*	(11,013)	(852,406)
Cobalt International Energy, Inc.*	(61,996)	(583,382)
Golar LNG Ltd. (Bermuda)	(18,425)	(613,184)
		(2,048,972)

Health Care — (2.7%)
Alere, Inc.*	(11,860)	(579,954)
Endo International PLC (Ireland)*	(5,800)	(520,260)
Intercept Pharmaceuticals, Inc.*	(1,397)	(393,981)
MEDNAX, Inc.*	(5,744)	(416,498)
Vertex Pharmaceuticals, Inc.*	(959)	(113,133)
		(2,023,826)

Consumer Discretionary — (1.6%)
DreamWorks Animation SKG, Inc. - Class A*	(38,033)	(920,399)
JC Penney Co., Inc.*	(28,848)	(242,612)
		(1,163,011)

Industrials — (1.2%)
Navistar International Corp.*	(30,563)	(901,608)
Verisk Analytics, Inc.- Class A*	(345)	(24,633)
		(926,241)

Utilities — (0.4%)
ITC Holdings Corp.	(7,257)	(271,630)

Materials — (0.2%)
Allegheny Technologies, Inc.	(4,134)	(124,061)

Telecommunication Services — (0.1%)
Sprint Corp.*	(18,221)	(86,368)
Total Common Stocks		$(14,383,745)
Total Securities Sold Short
(Proceeds $13,782,834)		$(14,383,745)

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Options Contracts† — (2.6%)

Call Options — (2.5%)
S&P 100 Index
April 2015
Strike Price $860	(215)	$(991,150)
S&P 500 Index
April 2015
Strike Price $1,980	(95)	(881,600)
S&P 500 Index
April 2015
Strike Price $2,290	(180)	(4,500)
Total Call Options		(1,877,250)

Put Options — (0.1%)
S&P 500 Index
April 2015
Strike Price $2,100	(15)	(63,750)

Total Written Options Contracts
(Proceeds $2,771,112)		$(1,941,000)

Total —97.5%		$71,948,740

Other Assets in Excess of Liabilities — 2.5%		1,881,215

Net Assets — 100.0%		$73,829,955

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of March 31, 2015 was $82,003,669.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$84,979,474	$—	$—	$84,979,474
Investment Fund	3,294,011	—	—	3,294,011
				$88,273,485
Liabilities:
Securities Sold Short
Common Stocks	$(14,383,745)	$—	$—	$(14,383,745)
Other Financial Instruments
Liabilities:
Written Options
Equity Contracts	(881,600)	(1,059,400)	—	(1,941,000)
				$(16,324,745)

Transactions in written options for the period ended March 31, 2015:

	Number of
	Contracts	Proceeds
Beginning of Period, December 31, 2014	395	$1,683,899
Call Options Written	880	4,353,977
Put Options Written	45	145,764
Call Options Closed	(390)	(1,620,653)
Put Options Closed	(15)	(41,054)
Call Options Expired	(380)	(1,642,845)
Put Options Expired	(30)	(107,976)
March 31, 2015	505	$2,771,112

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Balanced Allocation Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.1%

Government/Corporate — 24.4%
Touchstone Active Bond Fund	261,301	$2,756,724
Touchstone Total Return Bond Fund	1,037,358	10,798,898
Touchstone Ultra Short Duration Fixed Income Fund	928,594	8,691,640
		22,247,262

International Equity — 12.5%
Touchstone International Small Cap Fund	170,272	2,758,403
Touchstone International Value Fund	1,021,583	8,601,730
		11,360,133

Value — 10.0%
Touchstone Focused Fund	72,796	2,759,677
Touchstone Value Fund	657,367	6,389,606
		9,149,283

Growth — 9.9%
Touchstone Growth Opportunities Fund	53,443	1,819,730
Touchstone Sands Capital Institutional Growth Fund	322,658	7,201,717
		9,021,447

Equity Income — 7.0%
Touchstone Premium Yield Equity Fund, Class Y	676,075	6,422,713

Emerging Market-Equity — 5.0%
Touchstone Emerging Markets Equity Fund	164,868	1,831,682
Touchstone Sands Capital Emerging Markets Growth Fund*	266,908	2,767,836
		4,599,518

Balanced — 5.0%
Touchstone Flexible Income Fund	429,171	4,587,836

International Debt — 5.0%
Touchstone International Fixed Income Fund	503,245	4,534,233

Blue Chip — 3.5%
Touchstone Dynamic Equity Fund	227,037	3,212,580

Various Assets — 3.5%
Touchstone Arbitrage Fund	318,525	3,204,366

Growth Mid-Cap — 3.0%
Touchstone Mid Cap Fund	105,595	2,757,093

Taxable-Money Market — 3.0%
Touchstone Institutional Money Market Fund, 0.01%Ω	2,741,795	2,741,795

Sector Fund Real-Estate — 2.5%
Touchstone Global Real Estate Fund	199,386	2,288,953

Value Small-Cap — 2.0%
Touchstone Small Cap Core Fund	44,086	930,205
Touchstone Small Cap Value Fund	39,049	925,067
		1,855,272

Corporate/Preferred-High Yield — 1.8%
Touchstone High Yield Fund	180,564	1,605,215

Growth Small-Cap — 1.0%
Touchstone Small Cap Growth Fund	145,414	923,379

Value Mid-Cap — 1.0%
Touchstone Mid Cap Value Fund	53,172	921,467
Total Affiliated Mutual Funds		$91,432,545

Total Investment Securities —100.1%
(Cost $83,274,374)		$91,432,545

Liabilities in Excess of Other Assets — (0.1%)		(113,638)

Net Assets — 100.0%		$91,318,907

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$91,432,545	$—	$—	$91,432,545

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Conservative Allocation Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.0%

Government/Corporate — 45.2%
Touchstone Active Bond Fund	201,395	$2,124,721
Touchstone Total Return Bond Fund	816,203	8,496,671
Touchstone Ultra Short Duration Fixed Income Fund	906,436	8,484,243
		19,105,635

International Debt — 8.0%
Touchstone International Fixed Income Fund	374,742	3,376,425

Balanced — 7.0%
Touchstone Flexible Income Fund	278,103	2,972,919

Growth — 5.8%
Touchstone Growth Opportunities Fund	12,174	414,508
Touchstone Sands Capital Institutional Growth Fund	92,107	2,055,832
		2,470,340

International Equity — 5.7%
Touchstone International Small Cap Fund	26,142	423,496
Touchstone International Value Fund	236,941	1,995,043
		2,418,539

Taxable-Money Market — 5.0%
Touchstone Institutional Money Market Fund, 0.01%Ω	2,119,442	2,119,442

Various Assets — 5.0%
Touchstone Arbitrage Fund	210,514	2,117,773

Value — 5.0%
Touchstone Value Fund	215,697	2,096,573

Equity Income — 4.5%
Touchstone Premium Yield Equity Fund, Class Y	199,494	1,895,195

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund	89,638	1,268,381

Corporate/Preferred-High Yield — 1.8%
Touchstone High Yield Fund	83,682	743,935

Value Small-Cap — 1.0%
Touchstone Small Cap Core Fund	20,213	426,492

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity Fund	38,209	424,507

Sector Fund Real-Estate — 1.0%
Touchstone Global Real Estate Fund	36,938	424,051

Value Mid-Cap — 1.0%
Touchstone Mid Cap Value Fund	24,408	422,989
Total Affiliated Mutual Funds		$42,283,196

Total Investment Securities —100.0%
(Cost $40,905,164)		$42,283,196

Liabilities in Excess of Other Assets — 0.0%		(12,477)

Net Assets — 100.0%		$42,270,719

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$42,283,196	$—	$—	$42,283,196

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Growth Allocation Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.3%

International Equity — 19.8%
Touchstone International Small Cap Fund	247,454	$4,008,757
Touchstone International Value Fund	850,105	7,157,887
		11,166,644

Value — 17.6%
Touchstone Focused Fund	120,426	4,565,359
Touchstone Value Fund	554,093	5,385,783
		9,951,142

Growth — 13.4%
Touchstone Growth Opportunities Fund	66,463	2,263,077
Touchstone Sands Capital Institutional Growth Fund	238,213	5,316,914
		7,579,991

Emerging Market-Equity — 13.0%
Touchstone Emerging Markets Equity Fund	305,093	3,389,585
Touchstone Sands Capital Emerging Markets Growth Fund*	381,854	3,959,828
		7,349,413

Equity Income — 7.1%
Touchstone Premium Yield Equity Fund, Class Y	419,622	3,986,412

Value Small-Cap — 6.6%
Touchstone Small Cap Core Fund	109,692	2,314,496
Touchstone Small Cap Value Fund	60,661	1,437,066
		3,751,562

Blue Chip — 5.0%
Touchstone Dynamic Equity Fund	201,515	2,851,440

Sector Fund Real-Estate — 4.5%
Touchstone Global Real Estate Fund	221,493	2,542,740

Government/Corporate — 4.0%
Touchstone Ultra Short Duration Fixed Income Fund	241,365	2,259,180

Growth Small-Cap — 3.8%
Touchstone Small Cap Growth Fund	340,306	2,160,941

Growth Mid-Cap — 3.5%
Touchstone Mid Cap Fund	76,332	1,993,021

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	66,121	1,145,876
Total Affiliated Mutual Funds		$56,738,362

Total Investment Securities —100.3%
(Cost $47,578,810)		$56,738,362

Liabilities in Excess of Other Assets — (0.3%)		(178,278)

Net Assets — 100.0%		$56,560,084

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$56,738,362	$—	$—	$56,738,362

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 100.2%

Government/Corporate — 14.8%
Touchstone Total Return Bond Fund	1,150,623	$11,977,987
Touchstone Ultra Short Duration Fixed Income Fund	559,827	5,239,978
		17,217,965

International Equity — 14.7%
Touchstone International Small Cap Fund	289,813	4,694,978
Touchstone International Value Fund	1,474,091	12,411,844
		17,106,822

Value — 14.1%
Touchstone Focused Fund	185,233	7,022,192
Touchstone Value Fund	958,342	9,315,088
		16,337,280

Growth — 12.0%
Touchstone Growth Opportunities Fund	102,696	3,496,790
Touchstone Sands Capital Institutional Growth Fund	465,407	10,387,875
		13,884,665

Emerging Market-Equity — 8.0%
Touchstone Emerging Markets Equity Fund	418,468	4,649,181
Touchstone Sands Capital Emerging Markets Growth Fund*	448,212	4,647,954
		9,297,135

Equity Income — 7.1%
Touchstone Premium Yield Equity Fund, Class Y	863,002	8,198,520

Value Small-Cap — 5.1%
Touchstone Small Cap Core Fund	168,485	3,555,029
Touchstone Small Cap Value Fund	99,520	2,357,622
		5,912,651

Blue Chip — 4.0%
Touchstone Dynamic Equity Fund	330,834	4,681,300

Balanced — 4.0%
Touchstone Flexible Income Fund	437,351	4,675,279

Growth Mid-Cap — 4.0%
Touchstone Mid Cap Fund	177,169	4,625,878

Sector Fund Real-Estate — 3.0%
Touchstone Global Real Estate Fund	304,746	3,498,484

Growth Small-Cap — 2.0%
Touchstone Small Cap Growth Fund	372,909	2,367,973

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	135,753	2,352,593

Various Assets — 2.0%
Touchstone Arbitrage Fund	231,701	2,330,911

International Debt — 1.9%
Touchstone International Fixed Income Fund	248,780	2,241,510

Corporate/Preferred-High Yield — 1.5%
Touchstone High Yield Fund	197,111	1,752,316
Total Affiliated Mutual Funds		$116,481,282

Total Investment Securities —100.2%
(Cost $101,267,533)		$116,481,282

Liabilities in Excess of Other Assets — (0.2%)		(184,980)

Net Assets — 100.0%		$116,296,302

*	Non-income producing security.

^	Affiliated Funds. All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$116,481,282	$—	$—	$116,481,282

See accompanying Notes to Portfolios of Investments.

7

Notes to Portfolios of Investments

March 31, 2015 (Unaudited)

Security valuation and fair value measurements—Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value

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Notes to Portfolios of Investments (Unaudited) (Continued)

and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•   If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•   If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•   If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Allocation Funds — The Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Growth Allocation Fund (collectively, the “Allocation Funds”) invest in securities of affiliated mutual funds (the “Underlying Funds”). The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds. Investments in the Underlying Funds are valued at the NAV per share of each class of the Underlying Funds and are categorized as Level 1.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2015, the Dynamic Equity Fund held securities sold short with a fair value of $14,383,745 and had securities with a fair value of $82,003,669 held as collateral and cash collateral of $1,848,014 for both securities sold short and options written.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on

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Notes to Portfolios of Investments (Unaudited) (Continued)

the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of March 31, 2015, the Dynamic Equity Fund held written options with a fair value of $1,941,000 and had securities with a fair value of $82,003,669 held as collateral and cash collateral in the amount of $1,848,014 for both securities sold short and options written.

Average Volume Disclosure— For the three-months ended March 31, 2015, the average quarterly balances of proceeds for written options on the Dynamic Equity Fund was $2,227,506.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2015, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$84,661,653	$5,489,828	$(1,877,996)	3,611,832
Balanced Allocation Fund	83,274,374	9,328,602	(1,170,431)	8,158,171
Conservative Allocation Fund	40,905,164	2,126,527	(748,495)	1,378,032
Growth Allocation Fund	47,578,810	9,518,131	(358,579)	9,159,552
Moderate Growth Allocation Fund	101,267,533	16,109,942	(896,193)	15,213,749

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Touchstone Strategic Trust

By (Signature and Title)*            /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date      May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Jill T. McGruder

Jill T. McGruder, President

 (principal executive officer)

Date      May 26, 2015

By (Signature and Title)*           /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date      May 26, 2015

* Print the name and title of each signing officer under his or her signature.